Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued expenses and other current liabilities
Discounted bank acceptance notes	¥ 100,000	$ 14,300	¥ 180,000
Short-term Investments
Accrued expenses and other current liabilities
Discounted bank acceptance notes	¥ 100,000		¥ 180,000
Minimum
Accrued expenses and other current liabilities
Interest rate (as a percent)	0.90%	0.90%
Maximum
Accrued expenses and other current liabilities
Interest rate (as a percent)	1.25%	1.25%